SCHEDULE OF MARKETABLE SECURITIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
MarketableSecuritiesLineItems [Line Items]
Marketable securities	$ 34,563	$ 42,443
Unrealized loss	(14,153)	(10,943)
Foreign exchange translation	(526)	3,063
Marketable securities	19,884	34,563
American uranium limited [member]
MarketableSecuritiesLineItems [Line Items]
Marketable securities	34,563	42,443
Unrealized loss	(14,153)	(10,943)
Foreign exchange translation	(526)	3,063
Marketable securities	$ 19,884	$ 34,563